Operations by Geographic Area (Detail) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2016 KRW (₩)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 KRW (₩)	Dec. 31, 2014 KRW (₩)
Revenue by geographic region
Revenue	₩ 51,396	$ 42,698	₩ 35,660	₩ 39,889
Taiwan and Hong Kong/Macau
Revenue by geographic region
Revenue	16,705		2,763	2,315
Korea
Revenue by geographic region
Revenue	14,770		18,189	19,469
Japan
Revenue by geographic region
Revenue	9,274		7,781	8,511
United States and Canada
Revenue by geographic region
Revenue	5,130		3,624	5,038
China
Revenue by geographic region
Revenue	2,322		1,045	749
Thailand
Revenue by geographic region
Revenue	2,262		958	1,283
Brazil
Revenue by geographic region
Revenue	529		452	664
Europe
Revenue by geographic region
Revenue	138		203	300
Russia
Revenue by geographic region
Revenue			26	123
Other
Revenue by geographic region
Revenue	₩ 266		₩ 619	₩ 1,437